LONG-TERM DEBT (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Total	$ 698,100		$ 1,450,714		$ 1,063,056
Less amount due within one year	608,800	[1]	820,561	[1]	66,267
Long-Term Debt	89,300		630,153		1,006,789
Note Payable To Bank [Member]
Total			0		10,267
Note Payable To Individuals [Member]
Total	100,000		98,659		90,610
Note Payable Issued One [Member]
Total	100,000		100,000		87,640
Note Payable Issued Two [Member]
Total	0		100,000		100,000
Note Payable Issued Three [Member]
Total	200,000		185,069		132,371
Note Payable Issued Four [Member]
Total	0		63,000		50,000
Note Payable Issued Five [Member]
Total	0		37,500		0
Note Payable Issued Six [Member]
Total	100,000		100,000		100,000
Note Payable Issued Seven [Member]
Total	16,800		11,840		9,571
Note Payable Issued Eight [Member]
Total	0		457,300		457,300
Note Payable Issued Nine [Member]
Total	32,000		32,000		19,298
Note Payable Issued Ten [Member]
Total	50,000		126,046		0
Note Payable Issued Eleven [Member]
Total	89,300		89,300		0
Note Payable Issued Twelve [Member]
Total	10,000		10,000
Note Payable Issued Thirteen [Member]
Total			50,000		0
Note Payable Issued Fourteen [Member]
Total			0		6,000
Convertible Notes Payable [Member]
Total	$ 0		$ 50,000		$ 0

[1]	The short-term notes have all matured except for the $16,800 that matures in December 2012. The Company is currently negotiating with the note holders.